FINANCIAL INSTRUMENTS AND DERIVATIVES (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized gain (loss)	$ (1,261)	$ 4,251	$ (305)	$ 5,738	$ 11,294	$ (2,136)	$ 3,877
Unrealized gain (loss)	7,661	13,853	(786)	13,469	10,945	(4,210)	(3,063)
Net gain (loss) on derivative contracts	$ 6,400	$ 18,104	$ (1,091)	$ 19,207	$ 22,239	$ (6,346)	$ 814